Capital Management and Risk Policies - Summary of Changes in Loss Allowance Between Beginning and End of Annual Period (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	$ 60,820,412	$ 69,025,764	$ 42,042,680
Inflation effect	(31,086,290)	(26,104,102)	(17,846,202)
New Financial Assets Originated or Purchased	192,287,354	146,135,399
Foreign exchange and other movements	(66,105,154)	(49,600,192)
Loss allowance, Ending Balance	41,912,974	60,820,412	69,025,764
Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	8,236,841	13,295,225	12,064,685
Inflation effect	(4,835,769)	(4,314,452)	(3,991,676)
New Financial Assets Originated or Purchased	237,514,754	240,850,832
Foreign exchange and other movements	(6,642,274)	2,883,989
Loss allowance, Ending Balance	8,072,703	8,236,841	13,295,225
Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	4,898,659	9,378,252	20,865,843
Inflation effect	(2,176,572)	(2,791,332)	(4,532,756)
New Financial Assets Originated or Purchased	817,368,443	697,938,995
Foreign exchange and other movements	(45,189,319)	(166,450,809)
Loss allowance, Ending Balance	3,508,789	4,898,659	9,378,252
Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	18,763,655	18,068,601	29,673,977
Inflation effect	(11,798,562)	(6,943,316)	(9,003,426)
New Financial Assets Originated or Purchased	169,061,593	187,319,385
Foreign exchange and other movements	0	0
Loss allowance, Ending Balance	16,468,558	18,763,655	18,068,601
12-month ECL | Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	11,385,942	14,566,640	16,212,557
Inflation effect	(7,076,542)	(5,131,753)	(5,714,689)
New Financial Assets Originated or Purchased	152,427,910	90,812,821
Foreign exchange and other movements	(60,514,540)	(46,033,242)
Loss allowance, Ending Balance	13,799,965	11,385,942	14,566,640
12-month ECL | Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	502,138	1,644,197	1,412,677
Inflation effect	(1,309,196)	(397,806)	(472,580)
New Financial Assets Originated or Purchased	227,094,096	227,280,279
Foreign exchange and other movements	(5,326,574)	3,907,078
Loss allowance, Ending Balance	4,460,088	502,138	1,644,197
12-month ECL | Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	2,854,090	5,762,039	1,996,426
Inflation effect	(1,384,307)	(1,621,545)	88,356
New Financial Assets Originated or Purchased	814,445,099	681,349,422
Foreign exchange and other movements	(44,688,624)	(174,843,635)
Loss allowance, Ending Balance	2,811,154	2,854,090	5,762,039
12-month ECL | Stage 1 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	11,059,883	10,901,355	8,099,136
Inflation effect	(6,283,934)	(4,150,042)	(2,829,398)
New Financial Assets Originated or Purchased	158,209,583	175,208,793
Foreign exchange and other movements	0	0
Loss allowance, Ending Balance	7,874,190	11,059,883	10,901,355
Lifetime ECL | Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	19,512,589	37,129,499	7,511,120
Inflation effect	(9,365,996)	(11,610,961)	(5,590,035)
New Financial Assets Originated or Purchased	30,522,084	37,371,767
Foreign exchange and other movements	(5,932,842)	(7,472,736)
Loss allowance, Ending Balance	10,449,275	19,512,589	37,129,499
Lifetime ECL | Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	2,651,733	6,265,275	586,483
Inflation effect	(1,144,910)	(1,816,419)	(527,464)
New Financial Assets Originated or Purchased	7,952,659	8,808,873
Foreign exchange and other movements	(946,955)	(1,664,434)
Loss allowance, Ending Balance	853,819	2,651,733	6,265,275
Lifetime ECL | Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	623,198	1,832,073	885,647
Inflation effect	(322,304)	(663,489)	(38,504)
New Financial Assets Originated or Purchased	2,747,286	16,588,494
Foreign exchange and other movements	2,324	8,319,342
Loss allowance, Ending Balance	426,487	623,198	1,832,073
Lifetime ECL | Stage 2 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	2,449,329	1,732,257	2,818,599
Inflation effect	(1,993,355)	(818,358)	(856,196)
New Financial Assets Originated or Purchased	7,265,549	7,685,532
Foreign exchange and other movements	0	0
Loss allowance, Ending Balance	3,297,262	2,449,329	1,732,257
Lifetime ECL | Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	29,921,881	17,329,625	18,319,003
Inflation effect	(14,643,752)	(9,361,388)	(6,541,478)
New Financial Assets Originated or Purchased	9,337,360	17,950,811
Foreign exchange and other movements	342,228	3,905,786
Loss allowance, Ending Balance	17,663,734	29,921,881	17,329,625
Lifetime ECL | Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	5,082,970	5,385,753	10,065,525
Inflation effect	(2,381,663)	(2,100,227)	(2,991,632)
New Financial Assets Originated or Purchased	2,467,999	4,761,680
Foreign exchange and other movements	(368,745)	641,345
Loss allowance, Ending Balance	2,758,796	5,082,970	5,385,753
Lifetime ECL | Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	1,421,371	1,784,140	17,983,770
Inflation effect	(469,961)	(506,298)	(4,582,608)
New Financial Assets Originated or Purchased	176,058	1,079
Foreign exchange and other movements	(503,019)	73,484
Loss allowance, Ending Balance	271,148	1,421,371	1,784,140
Lifetime ECL | Stage 3 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	5,254,443	5,434,989	18,756,242
Inflation effect	(3,521,273)	(1,974,916)	(5,317,832)
New Financial Assets Originated or Purchased	3,586,461	4,425,060
Foreign exchange and other movements	0	0
Loss allowance, Ending Balance	5,297,106	5,254,443	5,434,989
Movements with P&L Impact | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	28,702,182	26,147,681	12,464,454
Changes in PDs/LGDs/EADs	580,142	44,062	48,261,012
Foreign exchange and other movements	(4,510,054)	(996,938)	(785,087)
Movements with P&L Impact | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	7,496,603	4,448,149	5,686,876
Changes in PDs/LGDs/EADs	858,762	(1,350,844)	3,717,046
Foreign exchange and other movements	(1,949,209)	(1,286,130)	4,593,781
Movements with P&L Impact | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	3,706,789	2,365,706	2,238,892
Changes in PDs/LGDs/EADs	(35,221)	405,367	9,272,683
Foreign exchange and other movements	140,793	(2,381,791)	490,411
Movements with P&L Impact | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	14,379,205	15,436,851	10,095,583
Changes in PDs/LGDs/EADs	(2,244,246)	(2,848,299)	1,958,550
Foreign exchange and other movements	2,513,285	(280,818)	0
Movements with P&L Impact | 12-month ECL | Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	10,808,982	3,617,411	4,075,738
Changes in PDs/LGDs/EADs	911,533	660,892	7,087,517
Foreign exchange and other movements	(2,037,565)	(1,757,911)	(3,960,745)
Movements with P&L Impact | 12-month ECL | Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	4,818,218	328,643	1,408,460
Changes in PDs/LGDs/EADs	708,124	(503,959)	(3,309,974)
Foreign exchange and other movements	(125,987)	(3,623)	3,393,691
Movements with P&L Impact | 12-month ECL | Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	3,169,125	1,951,943	1,779,765
Changes in PDs/LGDs/EADs	(2,978)	468,363	5,396,825
Foreign exchange and other movements	(62,244)	(3,008,409)	319,447
Movements with P&L Impact | 12-month ECL | Stage 1 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	3,808,598	6,959,111	8,587,755
Changes in PDs/LGDs/EADs	(1,687,752)	(1,976,128)	855,643
Foreign exchange and other movements	1,893,302	(165,286)	0
Movements with P&L Impact | Lifetime ECL | Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	8,178,683	4,643,702	2,294,331
Changes in PDs/LGDs/EADs	1,114,440	1,666,662	33,062,541
Foreign exchange and other movements	(4,006,227)	(10,275,159)	1,557,157
Movements with P&L Impact | Lifetime ECL | Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	634,751	98,061	458,350
Changes in PDs/LGDs/EADs	175,892	(341,225)	5,077,553
Foreign exchange and other movements	(1,343,062)	(1,368,845)	1,257,930
Movements with P&L Impact | Lifetime ECL | Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	389,542	413,186	312,415
Changes in PDs/LGDs/EADs	(32,146)	25,084	1,214,580
Foreign exchange and other movements	63,572	(50,360)	218,270
Movements with P&L Impact | Lifetime ECL | Stage 2 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	4,107,568	2,782,950	729,179
Changes in PDs/LGDs/EADs	(171,569)	(275,449)	241,941
Foreign exchange and other movements	(231,845)	(36,732)	0
Movements with P&L Impact | Lifetime ECL | Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	9,714,517	17,886,568	6,094,385
Changes in PDs/LGDs/EADs	(1,445,831)	(2,283,492)	8,110,954
Foreign exchange and other movements	1,533,738	11,036,132	1,618,501
Movements with P&L Impact | Lifetime ECL | Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	2,043,634	4,021,445	3,820,066
Changes in PDs/LGDs/EADs	(25,254)	(505,660)	1,949,467
Foreign exchange and other movements	(480,160)	86,338	(57,840)
Movements with P&L Impact | Lifetime ECL | Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	148,122	577	146,712
Changes in PDs/LGDs/EADs	(97)	(88,080)	2,661,278
Foreign exchange and other movements	139,465	676,978	(47,306)
Movements with P&L Impact | Lifetime ECL | Stage 3 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	6,463,039	5,694,790	778,649
Changes in PDs/LGDs/EADs	(384,925)	(596,722)	860,966
Foreign exchange and other movements	851,828	(78,800)	0
Other movements with no P&L impact | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs and other movements	(12,593,418)	(7,296,055)	(15,111,093)
Other movements with no P&L impact | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs and other movements	(1,734,525)	(2,555,107)	(8,775,487)
Other movements with no P&L impact | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs and other movements	(3,025,659)	(2,077,543)	(18,956,821)
Other movements with no P&L impact | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs and other movements	(5,144,779)	(4,669,364)	(14,656,083)
Other movements with no P&L impact | 12-month ECL | Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs and other movements	(1,640,871)	(1,084,079)	(3,045,009)
Other movements with no P&L impact | 12-month ECL | Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs and other movements	(198,350)	(691,907)	(707,434)
Other movements with no P&L impact | 12-month ECL | Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs and other movements	(1,821,562)	(929,033)	(3,656,907)
Other movements with no P&L impact | 12-month ECL | Stage 1 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs and other movements	(596,902)	(849,376)	(4,001,196)
Other movements with no P&L impact | Lifetime ECL | Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs and other movements	(4,226,691)	(1,443,871)	(2,105,401)
Other movements with no P&L impact | Lifetime ECL | Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs and other movements	(119,910)	(175,070)	(794,400)
Other movements with no P&L impact | Lifetime ECL | Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs and other movements	(235,576)	(101,834)	(871,994)
Other movements with no P&L impact | Lifetime ECL | Stage 2 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs and other movements	(702,777)	(489,950)	(486,147)
Other movements with no P&L impact | Lifetime ECL | Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs and other movements	(6,725,856)	(4,768,105)	(9,960,683)
Other movements with no P&L impact | Lifetime ECL | Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs and other movements	(1,416,265)	(1,688,130)	(7,273,653)
Other movements with no P&L impact | Lifetime ECL | Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs and other movements	(968,521)	(1,046,676)	(14,427,920)
Other movements with no P&L impact | Lifetime ECL | Stage 3 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs and other movements	(3,845,100)	(3,330,038)	(10,168,740)
Transfer from Stage 1 to Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 2 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 2 | 12-month ECL | Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	9,462,311	24,353,507
Transfer from Stage 1 to Stage 2 | 12-month ECL | Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	2,683,417	11,610,657
Transfer from Stage 1 to Stage 2 | 12-month ECL | Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	665,540	10,752,480
Transfer from Stage 1 to Stage 2 | 12-month ECL | Stage 1 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	4,835,368	3,261,759
Transfer from Stage 1 to Stage 2 | Lifetime ECL | Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(9,462,311)	(24,353,507)
Transfer from Stage 1 to Stage 2 | Lifetime ECL | Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(2,683,417)	(11,610,657)
Transfer from Stage 1 to Stage 2 | Lifetime ECL | Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(665,540)	(10,752,480)
Transfer from Stage 1 to Stage 2 | Lifetime ECL | Stage 2 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(4,835,368)	(3,261,759)
Transfer from Stage 1 to Stage 2 | Lifetime ECL | Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 2 | Lifetime ECL | Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 2 | Lifetime ECL | Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 2 | Lifetime ECL | Stage 3 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 2 | Movements with P&L Impact | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 1 to Stage 2 | Movements with P&L Impact | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 1 to Stage 2 | Movements with P&L Impact | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 1 to Stage 2 | Movements with P&L Impact | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 1 to Stage 2 | Movements with P&L Impact | 12-month ECL | Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(386,558)	(1,000,522)	(1,465,659)
Transfer from Stage 1 to Stage 2 | Movements with P&L Impact | 12-month ECL | Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(10,610)	(73,579)	(106,501)
Transfer from Stage 1 to Stage 2 | Movements with P&L Impact | 12-month ECL | Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(2,353)	(41,528)	(177,575)
Transfer from Stage 1 to Stage 2 | Movements with P&L Impact | 12-month ECL | Stage 1 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(227,468)	(163,872)	(212,200)
Transfer from Stage 1 to Stage 2 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	386,558	1,000,522	1,465,659
Transfer from Stage 1 to Stage 2 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	10,610	73,579	106,501
Transfer from Stage 1 to Stage 2 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	2,353	41,528	177,575
Transfer from Stage 1 to Stage 2 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	227,468	163,872	212,200
Transfer from Stage 1 to Stage 2 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 1 to Stage 2 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 1 to Stage 2 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 1 to Stage 2 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 1 to Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 3 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 3 | 12-month ECL | Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	3,278,979	7,160,779
Transfer from Stage 1 to Stage 3 | 12-month ECL | Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	306,706	601,556
Transfer from Stage 1 to Stage 3 | 12-month ECL | Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	255,703	0
Transfer from Stage 1 to Stage 3 | 12-month ECL | Stage 1 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	4,490,879	3,799,780
Transfer from Stage 1 to Stage 3 | Lifetime ECL | Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 3 | Lifetime ECL | Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 3 | Lifetime ECL | Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 3 | Lifetime ECL | Stage 2 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 3 | Lifetime ECL | Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(3,278,979)	(7,160,779)
Transfer from Stage 1 to Stage 3 | Lifetime ECL | Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(306,706)	(601,556)
Transfer from Stage 1 to Stage 3 | Lifetime ECL | Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(255,703)	0
Transfer from Stage 1 to Stage 3 | Lifetime ECL | Stage 3 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(4,490,879)	(3,799,780)
Transfer from Stage 1 to Stage 3 | Movements with P&L Impact | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 1 to Stage 3 | Movements with P&L Impact | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 1 to Stage 3 | Movements with P&L Impact | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 1 to Stage 3 | Movements with P&L Impact | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 1 to Stage 3 | Movements with P&L Impact | 12-month ECL | Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(203,345)	(359,222)	(347,548)
Transfer from Stage 1 to Stage 3 | Movements with P&L Impact | 12-month ECL | Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(2,675)	(22,615)	(10,003)
Transfer from Stage 1 to Stage 3 | Movements with P&L Impact | 12-month ECL | Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(723)	0	(39)
Transfer from Stage 1 to Stage 3 | Movements with P&L Impact | 12-month ECL | Stage 1 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(272,750)	(262,684)	(428,479)
Transfer from Stage 1 to Stage 3 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 1 to Stage 3 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 1 to Stage 3 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 1 to Stage 3 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 1 to Stage 3 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	203,345	359,222	347,548
Transfer from Stage 1 to Stage 3 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	2,675	22,615	10,003
Transfer from Stage 1 to Stage 3 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	723	0	39
Transfer from Stage 1 to Stage 3 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	272,750	262,684	428,479
Transfer from Stage 2 to Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 1 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 1 | 12-month ECL | Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(22,163,715)	(24,030,326)
Transfer from Stage 2 to Stage 1 | 12-month ECL | Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(6,849,837)	(5,831,753)
Transfer from Stage 2 to Stage 1 | 12-month ECL | Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(3,641,094)	(2,253,243)
Transfer from Stage 2 to Stage 1 | 12-month ECL | Stage 1 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(2,890,092)	(2,411,298)
Transfer from Stage 2 to Stage 1 | Lifetime ECL | Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	22,163,715	24,030,326
Transfer from Stage 2 to Stage 1 | Lifetime ECL | Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	6,849,837	5,831,753
Transfer from Stage 2 to Stage 1 | Lifetime ECL | Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	3,641,094	2,253,243
Transfer from Stage 2 to Stage 1 | Lifetime ECL | Stage 2 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	2,890,092	2,411,298
Transfer from Stage 2 to Stage 1 | Lifetime ECL | Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 1 | Lifetime ECL | Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 1 | Lifetime ECL | Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 1 | Lifetime ECL | Stage 3 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 1 | Movements with P&L Impact | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 2 to Stage 1 | Movements with P&L Impact | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 2 to Stage 1 | Movements with P&L Impact | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 2 to Stage 1 | Movements with P&L Impact | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 2 to Stage 1 | Movements with P&L Impact | 12-month ECL | Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	1,144,510	1,404,210	1,139,386
Transfer from Stage 2 to Stage 1 | Movements with P&L Impact | 12-month ECL | Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	45,464	88,736	86,330
Transfer from Stage 2 to Stage 1 | Movements with P&L Impact | 12-month ECL | Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	62,106	272,260	15,741
Transfer from Stage 2 to Stage 1 | Movements with P&L Impact | 12-month ECL | Stage 1 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	160,125	433,524	0
Transfer from Stage 2 to Stage 1 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(1,144,510)	(1,404,210)	(1,139,386)
Transfer from Stage 2 to Stage 1 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(45,464)	(88,736)	(86,330)
Transfer from Stage 2 to Stage 1 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(62,106)	(272,260)	(15,741)
Transfer from Stage 2 to Stage 1 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(160,125)	(433,524)	(455,791)
Transfer from Stage 2 to Stage 1 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 2 to Stage 1 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 2 to Stage 1 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 2 to Stage 1 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	455,791
Transfer from Stage 2 to Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 3 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 3 | 12-month ECL | Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 3 | 12-month ECL | Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 3 | 12-month ECL | Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 3 | 12-month ECL | Stage 1 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 3 | Lifetime ECL | Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	2,707,010	10,011,916
Transfer from Stage 2 to Stage 3 | Lifetime ECL | Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	280,745	840,461
Transfer from Stage 2 to Stage 3 | Lifetime ECL | Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	14,672	853,309
Transfer from Stage 2 to Stage 3 | Lifetime ECL | Stage 2 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	1,002,079	689,135
Transfer from Stage 2 to Stage 3 | Lifetime ECL | Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(2,707,010)	(10,011,916)
Transfer from Stage 2 to Stage 3 | Lifetime ECL | Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(280,745)	(840,461)
Transfer from Stage 2 to Stage 3 | Lifetime ECL | Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(14,672)	(853,309)
Transfer from Stage 2 to Stage 3 | Lifetime ECL | Stage 3 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(1,002,079)	(689,135)
Transfer from Stage 2 to Stage 3 | Movements with P&L Impact | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 2 to Stage 3 | Movements with P&L Impact | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 2 to Stage 3 | Movements with P&L Impact | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 2 to Stage 3 | Movements with P&L Impact | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 2 to Stage 3 | Movements with P&L Impact | 12-month ECL | Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 2 to Stage 3 | Movements with P&L Impact | 12-month ECL | Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 2 to Stage 3 | Movements with P&L Impact | 12-month ECL | Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 2 to Stage 3 | Movements with P&L Impact | 12-month ECL | Stage 1 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	511,451
Transfer from Stage 2 to Stage 3 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(556,417)	(1,095,367)	(988,108)
Transfer from Stage 2 to Stage 3 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(12,252)	(86,393)	(25,863)
Transfer from Stage 2 to Stage 3 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(46)	(600,730)	(50,175)
Transfer from Stage 2 to Stage 3 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(242,841)	(196,496)	(511,451)
Transfer from Stage 2 to Stage 3 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	556,417	1,095,367	988,108
Transfer from Stage 2 to Stage 3 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	12,252	86,393	25,863
Transfer from Stage 2 to Stage 3 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	46	600,730	50,175
Transfer from Stage 2 to Stage 3 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	242,841	196,496	0
Transfer from Stage 3 to Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 1 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 1 | 12-month ECL | Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(1,171,318)	(645,141)
Transfer from Stage 3 to Stage 1 | 12-month ECL | Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(46,340)	(192,707)
Transfer from Stage 3 to Stage 1 | 12-month ECL | Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 1 | 12-month ECL | Stage 1 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(492,246)	(488,500)
Transfer from Stage 3 to Stage 1 | Lifetime ECL | Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 1 | Lifetime ECL | Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 1 | Lifetime ECL | Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 1 | Lifetime ECL | Stage 2 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 1 | Lifetime ECL | Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	1,171,318	645,141
Transfer from Stage 3 to Stage 1 | Lifetime ECL | Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	46,340	192,707
Transfer from Stage 3 to Stage 1 | Lifetime ECL | Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 1 | Lifetime ECL | Stage 3 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	492,246	488,500
Transfer from Stage 3 to Stage 1 | Movements with P&L Impact | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 3 to Stage 1 | Movements with P&L Impact | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 3 to Stage 1 | Movements with P&L Impact | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 3 to Stage 1 | Movements with P&L Impact | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 3 to Stage 1 | Movements with P&L Impact | 12-month ECL | Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	585,092
Transfer from Stage 3 to Stage 1 | Movements with P&L Impact | 12-month ECL | Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	(50,469)
Transfer from Stage 3 to Stage 1 | Movements with P&L Impact | 12-month ECL | Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 3 to Stage 1 | Movements with P&L Impact | 12-month ECL | Stage 1 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	318,643
Transfer from Stage 3 to Stage 1 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	556,846	901,772	0
Transfer from Stage 3 to Stage 1 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	46,431	91,506	0
Transfer from Stage 3 to Stage 1 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 3 to Stage 1 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	15,409	20,759	0
Transfer from Stage 3 to Stage 1 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(556,846)	(901,772)	(585,092)
Transfer from Stage 3 to Stage 1 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(46,431)	(91,506)	50,469
Transfer from Stage 3 to Stage 1 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 3 to Stage 1 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(15,409)	(20,759)	(318,643)
Transfer from Stage 3 to Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 2 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 2 | 12-month ECL | Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 2 | 12-month ECL | Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 2 | 12-month ECL | Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 2 | 12-month ECL | Stage 1 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 2 | Lifetime ECL | Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(746,701)	(1,222,395)
Transfer from Stage 3 to Stage 2 | Lifetime ECL | Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(66,910)	(140,495)
Transfer from Stage 3 to Stage 2 | Lifetime ECL | Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 2 | Lifetime ECL | Stage 2 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(59,015)	(30,773)
Transfer from Stage 3 to Stage 2 | Lifetime ECL | Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	746,701	1,222,395
Transfer from Stage 3 to Stage 2 | Lifetime ECL | Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	66,910	140,495
Transfer from Stage 3 to Stage 2 | Lifetime ECL | Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 2 | Lifetime ECL | Stage 3 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	59,015	30,773
Transfer from Stage 3 to Stage 2 | Movements with P&L Impact | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 3 to Stage 2 | Movements with P&L Impact | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 3 to Stage 2 | Movements with P&L Impact | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 3 to Stage 2 | Movements with P&L Impact | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 3 to Stage 2 | Movements with P&L Impact | 12-month ECL | Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	893,879	470,276	0
Transfer from Stage 3 to Stage 2 | Movements with P&L Impact | 12-month ECL | Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	32,962	134,051	0
Transfer from Stage 3 to Stage 2 | Movements with P&L Impact | 12-month ECL | Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 3 to Stage 2 | Movements with P&L Impact | 12-month ECL | Stage 1 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	21,088	333,281	0
Transfer from Stage 3 to Stage 2 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	1,061,621
Transfer from Stage 3 to Stage 2 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	212,515
Transfer from Stage 3 to Stage 2 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 3 to Stage 2 | Movements with P&L Impact | Lifetime ECL | Stage 2 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	39,923
Transfer from Stage 3 to Stage 2 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(893,879)	(470,276)	(1,061,621)
Transfer from Stage 3 to Stage 2 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(32,962)	(134,051)	(212,515)
Transfer from Stage 3 to Stage 2 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0	0
Transfer from Stage 3 to Stage 2 | Movements with P&L Impact | Lifetime ECL | Stage 3 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	$ (21,088)	$ (333,281)	$ (39,923)